SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Exercisable Price	$ 0.048
Stock Warrants Outstanding	253,958,334
Stock Warrants Exercisable	253,958,334
Warrant One [Member]
Class of Warrant or Right [Line Items]
Exercisable Price	$ 0.0001
Stock Warrants Outstanding	30,000,000
Stock Warrants Exercisable	30,000,000
Weighted Average Remaining Contractua Life (years)	4 years 9 months 7 days
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Exercisable Price	$ 0.04
Stock Warrants Outstanding	125,000,000
Stock Warrants Exercisable	125,000,000
Weighted Average Remaining Contractua Life (years)	4 years 9 months 7 days
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Exercisable Price	$ 0.05
Stock Warrants Outstanding	9,375,000
Stock Warrants Exercisable	9,375,000
Weighted Average Remaining Contractua Life (years)	4 years 9 months 3 days
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Exercisable Price	$ 0.06
Stock Warrants Outstanding	83,333,334
Stock Warrants Exercisable	83,333,334
Weighted Average Remaining Contractua Life (years)	5 years 29 days
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Exercisable Price	$ 0.075
Stock Warrants Outstanding	6,250,000
Stock Warrants Exercisable	6,250,000
Weighted Average Remaining Contractua Life (years)	5 years 29 days